SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation and estimated useful lives of property, plant and equipment

Estimated Useful Life (in years)
Real Estate	5 - 50
Fixed Network and Transportation	4 - 20
Mobile Network Access	3 – 7
Tower and Pole	10 – 20
Switching Equipment	2 – 7
Computer Equipment	3 – 5
Vehicles	5
Goods lent to customers at no cost	2 – 4
Power Equipment and Installations	2 – 12
Machinery, diverse equipment and tools	5 – 10

Schedule of assumptions used in determining expense and benefit obligations

	2021	2020	2019
Discount Rate (1)	6.1% - 11.8%	6.3% - 12.7%	6.4% - 15.0%
Projected increase rate in compensation	23.0% - 51.8%	22.1% - 50.9%	10.0% - 48.3%
1)	Represents real discount rates.

Schedule of recoverability of goodwill

CGU of Argentina	Goodwill	PP&E	Intangible Assets	Right of use assets	Total
Balances as of December 31, 2021	378,863	430,028	134,644	31,277	974,812
Balances as of December 31, 2020	379,022	458,536	146,889	24,893	1,009,340